Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (11.1)	$ (45.0)	$ (52.9)
Additions	(57.1)	(4.4)	11.9
Write-off	15.0	7.5	3.6
Reclassification	29.6
Foreign exchange variation	(4.9)	0.8	(7.6)
Assets held for sale	(30.0)	30.0
Ending balance	$ (58.5)	$ (11.1)	$ (45.0)